Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Cash paid for interest, net of amounts capitalized		$ 39,539	$ 34,034	$ 28,833
Cash paid for income taxes		22,320	25,435	16,434
Details of business acquisitions:
Fair value of assets		8,650	515,767	1,247
Fair value of liabilities		(6,902)	(228,417)
Cash paid		1,748	287,350	1,247
Less cash acquired			(11,273)
Net cash paid for acquisitions		1,748	276,077	1,247
Details of proceeds from sale of businesses:
Book value of assets		13,791	4,236	5,632
Book value of liabilities			81
Gain on sale of businesses		8,558	1,083	2,084
Receivable due from sale			(150)
Proceeds from sale of businesses	7,700	22,349	5,250	7,716
Non-cash investing activity:
Long term payable on vessel construction				5,000
Capital expenditures included in accounts payable		23,053
Additional consideration payable on acquisitions				484
Non-cash financing activity:
Share settlement for employee tax liability			$ 3,093